Investment Strategy	Dec. 29, 2025
Monteagle Select Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

The Texas Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screening of $500 million or more. The Sub-Adviser controls for risk by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. The Sub-Adviser does not equally weight each sector within the Fund.

The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Monteagle Opportunity Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests more than 90% of its total assets in common stocks of companies identified by the Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. the Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

•               undervalued assets;

•               strong balance sheet characteristics and financial foundations;

•               high earnings expectations; and

•               quality management and potential for future growth.

Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:

•               price;

•               price history; and

•               price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Monteagle Enhanced Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts (“REITs”). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) options on underlying equity securities. Writing options is primarily intended to provide a steady cash flow for the Fund and to secondarily reduce the Fund’s volatility. Cash flow from option writing is also intended to be an important source of the Fund’s return, although the Fund’s option writing activity reduces the Fund’s ability to profit from increases in the value of its equity portfolio above the strike price. The combination of a diversified stock portfolio and the steady cash flow from the sale of options is intended to produce a level of income not attainable through conventional equity investments such as dividends, or lack thereof, thereby moderating the volatility of returns relative to an all-equity portfolio. Under normal market conditions, the Fund intends to invest in companies having a large market capitalization which are those companies having a market capitalization of $10 billion or more, similar to those found in the Russell 1000 index.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, designed to support the Fund’s investment objective to seek high current income while maintaining prospects for capital appreciation, through the investment a stock portfolio while offering current income through the options written on those underlying equity positions and reducing volatility by selling call options and at times selling put options. The fund attempts to minimize the affect the options strategy may have on the underlying stock portfolio, such as stocks being called away as prices rise by, at times, purchasing back written call options positions, thereby closing out the written option position and eliminating the risk of the underlying stock position being called away as prices rise. Factors such as dividend yield on stock positions in the portfolio will be considered as a means to generate income on the portfolio. The Adviser rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund’s investment goal, the Adviser may also sell stocks to realize capital losses to minimize any required capital gain distributions.

Writing Options

The Fund continuously writes options, typically on broad-based indexes or individual securities, with an aggregate notional value approximately equal to the market value of its broadly diversified stock portfolio. As the seller of the call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the underlying equity security over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser exercises the option, the Fund may deliver on the obligation or pay the purchaser the difference between the value of the underlying equity security and the exercise price of the option. The premium, the exercise price, the dividend yield, and the value of the underlying security may determine the total return realized by the Fund as the seller of the option. The Fund can also repurchase the option prior to the expiration date, ending its obligation. In such a case, the difference between the cost of repurchasing the option and the premium received may determine the gain or loss realized by the Fund.